Organization and Summary of Significant Accounting Policies (Textual) (Details) (USD $)	12 Months Ended								12 Months Ended																		12 Months Ended
	Dec. 31, 2012 Property Communities States	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2012 Development Properties [Member] Apartments Communities	Dec. 31, 2007 Mid-America Multifamily Fund I, LLC [Member]	Dec. 31, 2012 Real Estate Investment [Member] Property	Dec. 31, 2012 Mid-America Multifamily Fund II, LLC [Member]	Dec. 31, 2012 Retail [Member] sqft Property	Dec. 31, 2012 Land improvements and buildings [Member] Y	Dec. 31, 2012 Land improvements and buildings [Member] Year	Dec. 31, 2012 Furniture, fixtures and equipment [Member] Year	Dec. 31, 2012 Furniture, fixtures and equipment [Member] Y	Dec. 31, 2012 Computer and software [Member] Y	Dec. 31, 2012 Leases, Acquired-in-Place [Member]	Dec. 31, 2011 Leases, Acquired-in-Place [Member]	Dec. 31, 2010 Leases, Acquired-in-Place [Member]	Dec. 31, 2012 Dividend Declared [Member]	Dec. 31, 2011 Dividend Declared [Member]	Dec. 31, 2010 Dividend Declared [Member]	Dec. 31, 2012 Real Estate Taxes [Member]	Dec. 31, 2011 Real Estate Taxes [Member]	Dec. 31, 2010 Real Estate Taxes [Member]	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2010 Cedar Mill [Member] Property	Dec. 31, 2012 Out Of Period Adjustment [Member]
Real Estate Properties [Line Items]
Operating partnership units outstanding	41,453,000	38,540,000
General Partners' Capital Account, Units Outstanding	39,721,461	36,603,000
Limited Liability Company (LLC) or Limited Partnership (LP), Managing Member or General Partner, Ownership Interest	95.80%	95.00%
Limited Partners' Capital Account, Units Outstanding	1,731,672	1,937,669
Percentage of Consolidated Rental Revenue Generated by the Operating Partnership	89.80%	89.50%	88.60%
Number of apartment communities owned (properties)	145
Interest in real estate joint ventures (percent)	33.33%					33.33%		33.33%
Number of operating apartment communities owned (properties)							6
Number of States in which Entity Operates	12
Number of development communities (communities)					2
Number of units under development community					774
Expected cumulative development costs					$ 101,100,000
Development costs incurred to date					43,900,000
Number of properties with retail components (properties)									4
Square footage of real estate property (square foot)									108,000
Percentage of ownership interests of all consolidated subsidiaries (percent)																								70.00%	100.00%
Advertising expenses	7,900,000	7,900,000	6,600,000
Minimum estimated useful lives										8	8			3
Maximum estimated useful lives										40	40			5
Estimated useful lives												5	5
Total interest capitalized during period	1,905,000	1,156,000	66,000
Amortization period of in-place leases and residential relationships (months)															6 months
Gross real estate assets	3,363,193,000	3,037,949,000													1,600,000	1,800,000	1,800,000
Depreciation and amortization	114,139,000	100,648,000	88,651,000	[1]											3,400,000	3,400,000	2,300,000
Accumulated amortization	901,485,000	847,171,000													1,000,000	700,000	1,000,000
Number of impaired units in a community as a result of purchase offer received and long term considerations (units)																										276
Asset impairment	0	0	1,914,000
Accrued expenses and other liabilities	90,559,000	85,136,000																28,800,000	25,400,000	22,400,000	26,900,000	24,600,000	19,300,000
Development and capital improvements in progress	50,844,000	41,635,000
Maximum self insurance reserve for general liability claims																									45,000
Maximum self insurance reserve for workers' compensation claims																									$ 500,000
Description of prior period adjustments																											In the twelve months ended December 31, 2011, we recorded a $1.8 million non-cash adjustment to general and administrative expenses related to restricted stock grants issued to certain employees. This adjustment was made during the second quarter of 2011. This error correction represents a cumulative adjustment for the 3.5 year period ended June 30, 2011, required by Accounting Standards Codification, or ASC, 718to record expense under certain of our restricted stock grant based incentive plans using liability accounting rather than treating these grants as equity awards.

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